Investments (Transfers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Amortized Cost (Member)
Transfer to Investments [Line Items]
Transfer to Investments	$ 5,406,898
Amortized Cost (Member) | Mortgage Loans on Real Estate [Member]
Transfer to Investments [Line Items]
Transfer to Investments	1,009,454
Amortized Cost (Member) | Short-term Investments [Member]
Transfer to Investments [Line Items]
Transfer to Investments	101,428
Amortized Cost (Member) | Cash and Cash Equivalents [Member]
Transfer to Investments [Line Items]
Transfer to Investments	501,593
Amortized Cost (Member) | Accrued Interest [Member]
Transfer to Investments [Line Items]
Transfer to Investments	43,739
Estimate of Fair Value Measurement [Member]
Transfer to Investments [Line Items]
Transfer to Investments	5,457,290
Estimate of Fair Value Measurement [Member] | Mortgage Loans on Real Estate [Member]
Transfer to Investments [Line Items]
Transfer to Investments	1,021,661
Estimate of Fair Value Measurement [Member] | Short-term Investments [Member]
Transfer to Investments [Line Items]
Transfer to Investments	101,338
Estimate of Fair Value Measurement [Member] | Cash and Cash Equivalents [Member]
Transfer to Investments [Line Items]
Transfer to Investments	501,593
Estimate of Fair Value Measurement [Member] | Accrued Interest [Member]
Transfer to Investments [Line Items]
Transfer to Investments	43,739
Fixed Maturities [Member] | Amortized Cost (Member)
Transfer to Investments [Line Items]
Transfer to Investments	3,750,684
Fixed Maturities [Member] | Amortized Cost (Member) | Corporate Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	2,585,095
Fixed Maturities [Member] | Amortized Cost (Member) | Asset-backed Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	137,251
Fixed Maturities [Member] | Amortized Cost (Member) | Commercial Mortgage Backed Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	703,313
Fixed Maturities [Member] | Amortized Cost (Member) | US Government Agencies Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	240,952
Fixed Maturities [Member] | Amortized Cost (Member) | US States and Political Subdivisions Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	27,297
Fixed Maturities [Member] | Amortized Cost (Member) | Foreign Government Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	56,776
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member]
Transfer to Investments [Line Items]
Transfer to Investments	3,788,959
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | Corporate Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	2,606,816
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | Asset-backed Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	138,918
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | Commercial Mortgage Backed Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	704,065
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | US Government Agencies Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	256,168
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	27,555
Fixed Maturities [Member] | Estimate of Fair Value Measurement [Member] | Foreign Government Debt Securities [Member]
Transfer to Investments [Line Items]
Transfer to Investments	$ 55,437